Concentrations (Details) - Schedule of Allowance for Credit Losses for Accounts Receivable - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Concentrations (Details) - Schedule of Allowance for Credit Losses for Accounts Receivable [Line Items]
Balance at beginning of the year		$ 582,478
Current year addition	87,160	19,379
Written-off as uncollectible		(601,857)
Balance at end of the year	87,160
Related Party [Member]
Concentrations (Details) - Schedule of Allowance for Credit Losses for Accounts Receivable [Line Items]
Balance at beginning of the year	1,525,165	1,540,832
Current year addition	541,494
Changes due to foreign exchange	7,206	(15,667)
Balance at end of the year	$ 2,073,865	$ 1,525,165